Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Allowances for credit losses	$ 5,487	$ 5,728	$ 7,817
Debt Investment Securities Measured at Amortized Cost [Member]
Disclosure of financial assets [line items]
Allowances for credit losses	$ 1